S000037667 [Member] Expense Example - MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND - MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,255